FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED OTHER THAN FAIR VALUE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Carrying amount	¥ 63,946	¥ 63,085
Fair value	¥ 62,594	¥ 62,656
Minimum
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	2.37%	2.76%
Maximum
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	4.90%	4.90%